Note 8 - Basic and Diluted Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Number of Shares Outstanding, Basic, Total (in shares)	3,899,431	3,899,431
Weighted Average Number of Shares Outstanding, Assuming Dilution (in shares)	3,920,384
Weighted Average Number of Shares Outstanding, Diluted, Total (in shares)	3,899,000	3,933,071